UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D/A

Amendment No.1

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from May 1, 2018 to May 31, 2018
Commission File Number of issuing entity: 333-205966-05
Central Index Key Number of issuing entity: 0001692310
Ford Credit Auto Owner Trust 2017-A
(Exact name of issuing entity as specified on its charter)
Commission File Number of depositor: 333-205966
Central Index Key Number of depositor: 0001129987
Ford Credit Auto Receivables Two LLC
(Exact name of depositor as specified on its charter)
Central Index Key Number of sponsor: 0000038009
Ford Motor Credit Company LLC
(Exact name of sponsor as specified in its charter)
Sumito Mulchandani, Phone: 313-594-3495
(Name and telephone number, including area code, of the person to contact in connection with this filing)
Delaware
(State or jurisdiction of incorporation or organization of the issuing entity)
47-7361819
(I.R.S. Employer Identification No.)

c/o U.S. Bank Trust National Association 300 Delaware Avenue, 9th Floor, Wilmington, Delaware (Address of principal executive offices)	19801 (zip code)
(302) 576-3700
(Telephone Number, including area code)
Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Class A-1 Notes			X
Class A-2a Notes			X
Class A-2b Notes			X
Class A-3 Notes			X
Class A-4 Notes			X
Class B Notes			X
Class C Notes			X
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑ No ☐

EXPLANATORY NOTE
This Form 10-D/A and the attached Exhibit 99 amends and restates in its entirety the Form 10-D and the attached Exhibit 99 filed by the issuing entity with the U.S. Securities and Exchange Commission on June 28, 2018.  This Form 10-D/A is being filed in order to correct the hyperlinks to the asset-level data and asset related document included in Exhibits 102 and 103, respectively, to the Form ABS-EE filed by the issuing entity with the U.S. Securities and Exchange Commission on June 26, 2018 and incorporated by reference into the Form 10-D.  No changes have been made to the monthly investor report attached as Exhibit 99 or to the asset-level data or asset related document included in Exhibit 102 and 103, respectively, to the Form ABS-EE.

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and performance information of the asset pool of the issuing entity is set forth in the attached Monthly Investor Report.

Item 1A. Asset-Level Information

The asset-level data for the asset pool of the issuing entity included in Exhibit 102 to the Form ABS-EE filed by the issuing entity with the U.S. Securities and Exchange Commission on June 26, 2018 (the “Form ABS-EE”) is incorporated into this Form 10-D/A by reference.

The additional asset-level information or explanatory language for the asset pool of the issuing entity included in Exhibit 103 to the Form ABS-EE is also incorporated into this Form 10-D/A by reference.

PART II - OTHER INFORMATION

Item 10. Exhibits.

(a) Documents filed as part of this report
Exhibit 99	Ford Credit Auto Owner Trust 2017-A Monthly Investor Report

(b) Exhibits required by this Form and Item 601 of Regulation S-K:
Exhibit 102	Asset Data File (included in Exhibit 102 to Form ABS-EE, as filed by the issuing entity with the U.S. Securities and Exchange Commission on June 26, 2018, which is incorporated herein by reference)
Exhibit 103
Asset Related Document (included in Exhibit 103 to Form ABS-EE, as filed by the issuing entity with the U.S. Securities and Exchange Commission on June 26, 2018, which is incorporated herein by reference)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Servicer, on behalf of the issuing entity, has duly caused this report to be signed by the undersigned duly authorized.

Ford Credit Auto Owner Trust 2017-A
(Issuing entity)

By: Ford Motor Credit Company LLC (Servicer)

/s/ Sumito Mulchandani
Sumito Mulchandani
Assistant Treasurer
Date: July 20, 2018

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